Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001015328
Registrant Name	WINTRUST FINANCIAL CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES